8. Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Computed ""expected"" US tax (benefit) at Federal statutory rate					$ 41,645	$ (362,095)
Change resulting from:
State and local income taxes, net of federal income tax benefit					0	0
Valuation allowance					(281,039)	(126,339)
Non-deductible items					12,063	15,334
Expired State Net Operating Losses					234,411	477,044
Income tax expense (benefit)	$ 1,978	$ 1,797	$ 5,757	$ 5,839	$ 7,080	$ 3,944